Segment Information - Summary of Reconciliation of CCS Earnings to Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current cost of supplies adjustment:
Income for the period	$ 16,432	$ 23,906	$ 13,435
CCS earnings
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
CCS earnings	15,827	24,364	12,471
Current cost of supplies adjustment:
Purchases	784	(559)	1,252
Taxation	(194)	116	(349)
Share of profit of joint ventures and associates	15	(15)	61
Current cost of supplies adjustment	605	(458)	964
Income for the period	$ 16,432	$ 23,906	$ 13,435